Other Income/(Loss) (Net) - Summary of Other Income/(Loss) (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure Of Other Income Loss[Abstract]
Miscellaneous income	₨ 44,007.6	$ 675.2	₨ 28,475.0	₨ 21,907.7
Gain/(Loss) on change in fair value of commodity derivatives	2,146.3	32.9	9,184.0	(11,555.3)
Dividend income and income on mutual funds	157.7	2.4	105.1	446.7
Gain/(loss) on sale, change in fair value of available-for-sale investments (net)	1,561.7	24.0	1,826.0	1,813.9
Total	₨ 47,873.3	$ 734.5	₨ 39,590.1	₨ 12,613.0